Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: 5.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.70%
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: 509.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.50%
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: 583.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: 433.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.70%)